Stock Based Compensation (Details Narrative) - $ / shares		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 15, 2020	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 11, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Number of option granted, shares
Option exercise price per
Options outstanding		1,500,000		1,500,000		1,510,000
Class of Warrant or Right, Outstanding		250,000		250,000		1,233,000
Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable			Jun. 05, 2019
Warrants and Rights Outstanding, Maturity Date			Jun. 04, 2021
Warrant Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants exercise price			$ 1.00
Percentage to acquire additonal common stock for offering warrants				10.00%
Warrant One [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants exercise price			$ 0.65
Common Stock Purchase Warrant Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant to purchase common stock					250,000
Warrants exercise price					$ 0.10
Warrant term					4 years
Paris Balaouras [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of option granted, shares	500,000
Option exercise price per	$ 0.75
Roger Bloss [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of option granted, shares	500,000
Option exercise price per	$ 0.75
Options term	three
Bernard Moyle [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of option granted, shares	500,000
Option exercise price per	$ 0.75
Options term	three